Earnings per Share - Calculations of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income attributable to Pathfinder Bancorp, Inc.	$ 1,841	$ 607	$ 3,531	$ 1,121	$ 4,276	$ 4,031
Convertible preferred stock dividends	69	69	138	69	208
Warrant dividends	7	8	15	8	23
Undistributed earnings allocated to participating securities	322	38	612	41	467
Net income available to common shareholders	$ 1,443	$ 492	$ 2,766	$ 1,003	$ 3,578	$ 4,031
Basic weighted average common shares outstanding (in shares)	4,639	4,443	4,623	4,344	4,464	4,171
Effect of assumed exercise of stock options and unvested restricted stock units (in shares)						95
Diluted weighted average common shares outstanding (in shares)	4,639	4,443	4,623	4,344	4,464	4,266
Earnings per common share - basic	$ 0.31	$ 0.11	$ 0.60	$ 0.23	$ 0.80	$ 0.97
Earnings per common share - diluted	$ 0.31	$ 0.11	$ 0.60	$ 0.23	$ 0.80	$ 0.94